Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2020	2019	2018
	€M	€M	€M
Accruals	1,553.1	320.8	445.5
Indirect tax and duties	489.8	709.0	648.4
Unearned revenue (contract liabilities)	546.5	1,962.3	1,408.3
	2,589.4	2,992.1	2,502.2

Contract liabilities comprises:
	At March 31,
	2020	2019	2018
	€M	€M	€M
Opening contract liabilities	1,962.3	1,408.3	1,332.8
IFRS 15 transition adjustment	—	287.0	—
Revenue deferred during the year	6,107.2	6,914.9	6,354.2
Revenue recognized during the year	(7,523.0)	(6,647.9)	(6,278.7)
Closing contract liabilities	546.5	1,962.3	1,408.3

Schedule of indirect tax and duties

	At March 31,
	2020	2019	2018
	€M	€M	€M
PAYE (payroll taxes)	25.3	20.1	15.7
Other tax (principally air passenger duty in various countries)	464.5	688.9	632.7
	489.8	709.0	648.4